UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                       811-6411

Exact name of registrant as specified in charter:         Delaware Investments
                                                          Municipal Trust

Address of principal executive offices:                   2005 Market Street
                                                          Philadelphia, PA 19103

Name and address of agent for service:                    David F. Connor, Esq.
                                                          2005 Market Street
                                                          Philadelphia, PA 19103

Registrant's telephone number, including area code:       (800) 523-1918

Date of fiscal year end:                                  August 31

Date of reporting period:                                 November 30, 2006

Item 1. Schedule of Investments.


Schedule of Investments (Unaudited)


Delaware Tax-Free Florida Insured Fund
______________________________________

November 30, 2006
                                                                                                     Principal          Market
                                                                                                     Amount             Value
Municipal Bonds- 103.57%

Education Revenue Bonds - 5.38%
Broward County Educational Facilities Authority Revenue (Nova Southeastern
     University) 5.25% 4/1/27 (RADIAN)                                                                $1,000,000        $ 1,054,800
Miami-Dade County Educational Facilities Authority (University of Miami) Series A
     5.75% 4/1/29 (AMBAC)                                                                              2,000,000          2,147,100
University of Central Florida Athletics Association Certificates of Participation Series A
     5.25% 10/1/34 (FGIC)                                                                              2,000,000          2,171,820
                                                                                                                          _________

                                                                                                                          5,373,720
                                                                                                                          _________
Electric Revenue Bonds - 3.36%
Florida State Municipal Power Agency Revenue (Stanton II Project) 5.00% 10/1/26 (AMBAC)                2,000,000          2,114,800
Ocala Utility System Revenue Series B 5.25% 10/1/25 (FGIC)                                             1,125,000          1,242,405
                                                                                                                          _________

                                                                                                                          3,357,205
                                                                                                                          _________

Health Care Revenue Bonds - 16.85%
Escambia County Health Facilities Authority (Florida Health Care Facilities - VHA
     Program) 5.95% 7/1/20 (AMBAC)                                                                       560,000            584,517
Highlands County Health Facilities Authority (Adventist Health System) Series C
     5.25% 11/15/36                                                                                    1,000,000          1,076,700
Indian River County Hospital District (Indian River Memorial Hospital) 6.10% 10/1/18 (FSA)             3,000,000          3,065,670
Jacksonville Economic Development Community Health Care Facilities Revenue
     (Mayo Clinic) 5.00% 11/15/36                                                                      1,000,000          1,063,100
Lakeland Hospital System Revenue (Lakeland Regional Health System) 5.00%
     11/15/32                                                                                          1,000,000          1,049,170
Miami-Dade County Public Facilities Revenue (Jackson Health Systems) Series A
     5.00% 6/1/35 (MBIA)                                                                               1,500,000          1,598,865
North Miami Health Facilities Authority (Catholic Health Services) (LOC Suntrust
     Bank-Miami) 6.00% 8/15/16                                                                           500,000            514,765
Palm Beach County Health Facilities Authority Revenue (Boca Raton Community
     Hospital) 5.625% 12/1/31                                                                          2,000,000          2,123,640
South Broward Hospital District Revenue (Memorial Health Care System) 5.625% 5/1/32                    3,000,000          3,251,131
Tallahassee Health Facilities (Tallahassee Memorial Regional Medical Center) Series B
     6.00% 12/1/15 (MBIA)                                                                              2,500,000          2,504,350
                                                                                                                          _________

                                                                                                                         16,831,908
                                                                                                                         __________

Housing Revenue Bonds - 13.39%
Florida Housing Finance Agency
     (Crossings Indian Run Apartments HUD) Series V 6.10% 12/1/26) (AMBAC) (AMT)                         750,000            765,728
     (Landings at Sea Forest Apartments) Series T
     5.85% 12/1/18 (AMBAC) (FHA) (AMT)                                                                   370,000            377,715
     6.05% 12/1/36 (AMBAC) (FHA) (AMT)                                                                   700,000            714,609
     (Leigh Meadows Apartments Section 8 HUD) Series N
     6.20% 9/1/26 (AMBAC) (AMT)                                                                        2,765,000          2,823,175
     6.30% 9/1/36 (AMBAC) (AMT)                                                                        2,000,000          2,042,079
     (Riverfront Apartments Section 8 HUD) Series A 6.25% 4/1/37 (AMBAC) (AMT)                         1,000,000          1,024,610
     (Spinnaker Cove Apartments) Series G 6.50% 7/1/36) (AMBAC) (FHA) (AMT)                              500,000            510,590
     (The Vineyards Project) Series H 6.40% 11/1/15                                                      500,000            506,190
     (Woodbridge Apartments) Series L
     6.15% 12/1/26 (AMBAC) (AMT)                                                                       1,750,000          1,786,768
     6.25% 6/1/36 (AMBAC) (AMT)                                                                        2,000,000          2,042,020
Orange County Housing Finance Authority Homeowner Revenue Series B 5.25% 3/1/33 (GNMA)
     (FNMA) (AMT)                                                                                        245,000            253,139
Volusia County Multifamily Housing Finance Authority (San Marco Apartments) Series A
     5.60% 1/1/44 (FSA) (AMT)                                                                            500,000            520,640
                                                                                                                            _______

                                                                                                                         13,367,263
                                                                                                                         __________

Lease Revenue Bonds - 11.53%
Florida Municipal Loan Council Revenue Series B 5.00% 11/1/29 (MBIA)                                   1,000,000          1,072,430
Lake County School Board 5.00% 6/1/30 (AMBAC)                                                          1,750,000          1,865,343
Osceola County School Board Series A 5.25% 6/1/27 (AMBAC)                                              4,000,000          4,294,360
Pasco County School Board Series A 5.00% 8/1/30 (AMBAC)                                                1,000,000          1,070,710

Puerto Rico Public Buildings Authority Revenue (Government Facilities) Series F 5.25% 7/1/25             930,000          1,066,161
South Florida Water Management District Certificate of Participation 5.00% 10/1/36 (AMBAC)             1,000,000          1,075,130
St. Augustine Capital Improvement Revenue 5.00% 10/1/34 (AMBAC)                                        1,000,000          1,066,440
                                                                                                                          _________

                                                                                                                         11,510,574
                                                                                                                         __________

Local General Obligation Bonds - 4.37%
Enterprise Community Development District Special Assessment 6.10% 5/1/16 (MBIA)                         695,000            696,383
Hollywood Community Redevelopment Agency 5.625% 3/1/24                                                 1,200,000          1,298,088
Julington Creek Plantation Community Development District Special Assessment
     5.00% 5/1/29 (MBIA)                                                                                 200,000            210,928
Port St. Lucie 5.00% 7/1/35 (MBIA)                                                                     2,000,000          2,156,240
                                                                                                                          _________

                                                                                                                          4,361,639
                                                                                                                          _________

$ Pre-Refunded Bonds - 13.63%
Florida Housing Finance Agency (Mariner Club Apartments) Series K-1
     6.25% 9/1/26-07 (AMBAC) (AMT)                                                                       300,000            307,548
     6.375% 9/1/36-07 (AMBAC) (AMT)                                                                      525,000            538,372
Florida State Board of Education (Lottery Revenue) Series A 6.00% 7/1/14-10 (FGIC)                     1,000,000          1,091,830
Highlands County Health Facilities Authority (Adventist Health System/Sunbelt) Series A
     6.00% 11/15/31-11                                                                                 1,500,000          1,675,050
Jacksonville Port Authority Seaport Revenue 5.70% 11/1/30-10 (MBIA) (AMT)                                205,000            219,245
Lee County Airport Revenue Series B 5.75% 10/1/33-10 (FSA)                                             3,000,000          3,264,750
Orange County Health Facilities Authority Revenue (Adventist Health System) 5.625%
     11/15/32 -12                                                                                      1,000,000          1,094,660
Puerto Rico Commonwealth Highway & Transportation Authority Transportation
     Refunding Series D 5.25% 7/1/38-12                                                                3,000,000          3,266,580
Tampa Utilities Tax Revenue Series A
     6.00% 10/1/17-09 (AMBAC)                                                                          1,000,000          1,076,370
     6.125% 10/1/18-09 (AMBAC)                                                                         1,000,000          1,079,580
                                                                                                                          _________

                                                                                                                         13,613,985
                                                                                                                         __________

Special Tax Bonds - 20.80%
Jacksonville Excise Taxes Revenue Series B
     5.00% 10/1/26 (AMBAC)                                                                             1,000,000          1,051,270
     5.125% 10/1/32 (FGIC)                                                                             1,000,000          1,064,410
& Palm Beach County Criminal Justice Facilities Revenue Series B 5.75% 6/1/12
     (FGIC)                                                                                           15,000,000         16,648,275
^ Puerto Rico Commonwealth Infrastructure Financing Authority Series A 4.60% 7/1/30 (FGIC)             2,500,000            928,450
St. Johns County Sales Tax Revenue 5.00% 10/1/36 (MBIA)                                                1,000,000          1,077,650
                                                                                                                          _________

                                                                                                                         20,770,055
                                                                                                                         __________

State General Obligation Bonds - 2.93%
Puerto Rico Commonwealth Public Improvement Series A 5.50% 7/1/19 (MBIA)                               2,500,000          2,928,800
                                                                                                                          _________

                                                                                                                          2,928,800
                                                                                                                          _________

Transportation Revenue Bonds - 4.87%
Jacksonville Port Authority Seaport Revenue 5.70% 11/1/30 (MBIA) (AMT)                                   295,000            315,166
Miami- Dade County Expressway Authority Toll Systems Revenue 5.00% 7/1/37 (AMBAC)                      1,000,000          1,076,460
Miami-Dade County Aviation Revenue (Miami International Airport) Series B 5.00%
     10/1/37 (FGIC)                                                                                    1,000,000          1,060,640
Miami-Dade County Aviation Revenue Series A 5.00% 10/1/33 (FSA) (AMT)                                    500,000            522,065
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
     Series G 5.00% 7/1/42                                                                               800,000            834,360
     Series K 5.00% 7/1/35                                                                             1,000,000          1,056,760
                                                                                                                          _________

                                                                                                                          4,865,451
                                                                                                                          _________

Water & Sewer Revenue Bonds - 6.46%
Cape Coral Water and Sewer Revenue 4.75% 10/1/31 (AMBAC)                                                 500,000            524,205
Collier County Water-Sewer District 4.25% 7/1/32 (MBIA)                                                1,000,000            990,880
Emerald Coast Utilities Authority 4.25% 1/1/29 (FGIC)                                                  1,000,000            977,580
Okaloosa County Water and Sewer Revenue 4.25% 7/1/32 (FSA)                                               730,000            718,882
Tampa Water and Sewer Revenue 6.00% 10/1/16 (FSA)                                                      1,000,000          1,191,960
Village Center Community Development District Utility Revenue 5.00% 10/1/36 (MBIA)                       500,000            530,045
Winter Haven Utilities Systems Revenue Refunding & Improvement 5.00% 10/1/30 (MBIA)                    1,415,000          1,522,101
                                                                                                                          _________

                                                                                                                          6,455,653
                                                                                                                          _________

Total Municipal Bonds (cost $97,886,661)                                                                                103,436,253
                                                                                                                        ___________

Short-Term Investments - 1.73%
~ Variable Rate Demand Notes - 1.73%
Jacksonville Health Facilities Authority Hospital Series A 3.65% 8/15/33                               1,200,000          1,200,000
Orange County Health Facilities Revenue Refunding (Orlando Regional Health Care)
     3.65% 10/1/15                                                                                      $525,000            525,000
                                                                                                                            _______

Total Short-Term Investments (cost $1,725,000)                                                                            1,725,000
                                                                                                                          _________

Total Market Value of Securities - 105.30%
     (cost $99,611,661)                                                                                                 105,161,253
                                                                                                                        ___________

Liabilities Net of Receivables and Other Assets (See Notes) - (5.30%)*                                                  (5,294,880)
                                                                                                                        ___________


Net Assets Applicable to 8,873,977 Shares Outstanding - 100.00%                                                         $99,866,373
                                                                                                                        ___________


^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

$ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated
  maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

~ Variable rate security. The interest rate shown is the rate as of November 30, 2006.

* Includes $7,500,000 in liability for Inverse Floater programs. See Note 3 in "Notes."

& Security held in a trust in connection with the Inverse Floater security $7,500,000, 7.77%, 6/1/12. See Note 3 in "Notes."

For additional information on the Inverse Floater programs, see Note 3 in "Notes."


Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Authority
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
HUD - Housing and Urban Development
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
VHA - Veterans Health Administration

________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Investments Municipal Trust (formerly Voyageur Investment Trust) - Delaware Tax-Free Florida Insured Fund (the "Fund").

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, Fair Value Measurements, (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Interest and Related Expenses - Interest and related expenses include, but are not limited to interest expense, remarketing fees, liquidity fees, and trustees' fees from the Fund's participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate securities and inverse floating rate securities with an aggregate principal amount equal to the principal of the transferred bond. The Fund receives the inverse floating rate securities and cash from the trust in consideration of the conveyance of the municipal bonds to the trust. The cash received is treated as a liability for accounting purposes. Interest expense is recorded by the Fund based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees' fees expenses are recorded on the accrual basis.

For the period ended November 30, 2006, the Fund had an average daily liability from the participation in inverse floater programs of $7,500,000 and recorded interest expense at an average rate of 3.90%.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At November 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                                                 $92,111,661
                                                                    ___________

Aggregate unrealized appreciation                                     5,549,591
Aggregate unrealized depreciation                                             -
                                                                    ___________

Net unrealized appreciation                                         $ 5,549,591
                                                                    ___________


For federal income tax purposes, at August 31, 2006, capital loss carryforwards of $517,691 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $517,691 expires in 2008.

3. Credit and Market Risk

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may participate in inverse floater programs where it transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities ("inverse floaters") with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio's sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio's sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund's exposure to a specific segment of the yield curve. Such securities are identified on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement. The Fund will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At November 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: